GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Aug. 20, 2025	Jul. 23, 2025
Notes and other explanatory information [abstract]
General and administrative expenses	$ 7,320,000	$ 60,600,000
Share based payment expenses	37,800,000
Number of shares issued			6,000,000	1,340,000
Expense from share-based payment transactions with employees	$ 37,834,916